FINANCIAL ASSETS AT AMORTISED COST - Schedule of Undrawn Balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	£ 6,132
Ending balance, allowance for expected credit losses	4,000	£ 6,132
The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Impact of transfers between stages	(61)	1,456	£ 604
Other items credited to the income statement	(5)	25	(2)
The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	426	173
Exchange and other adjustments	(1)	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Impact of transfers between stages	(49)	90
Transfer between stages	(49)	90
Other items credited to the income statement	(182)	163
Charge to the income statement		253
Credit to the income statement	(231)
Ending balance, allowance for expected credit losses	194	426	173
The Bank | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	245	90
Exchange and other adjustments	3	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Impact of transfers between stages	(34)	53
Transfer between stages	(34)	53
Other items credited to the income statement	(100)	102
Charge to the income statement		155
Credit to the income statement	(134)
Ending balance, allowance for expected credit losses	114	245	90
Stage 1 | The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	191	91
Exchange and other adjustments	1	0
Transfers to Stage 1	73	19
Transfers to Stage 2	(8)	(10)
Transfers to Stage 3	(1)	(1)
Impact of transfers between stages	(65)	(10)
Transfer between stages	(1)	(2)
Other items credited to the income statement	(88)	102
Charge to the income statement		100
Credit to the income statement	(89)
Ending balance, allowance for expected credit losses	103	191	91
Stage 1 | The Bank | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	102	44
Exchange and other adjustments	0	0
Transfers to Stage 1	46	9
Transfers to Stage 2	(4)	(5)
Transfers to Stage 3	(1)	0
Impact of transfers between stages	(41)	(5)
Transfer between stages	0	(1)
Other items credited to the income statement	(45)	59
Charge to the income statement		58
Credit to the income statement	(45)
Ending balance, allowance for expected credit losses	57	102	44
Stage 2 | The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	221	77
Exchange and other adjustments	(2)	0
Transfers to Stage 1	(73)	(19)
Transfers to Stage 2	8	10
Transfers to Stage 3	(6)	(6)
Impact of transfers between stages	20	90
Transfer between stages	(51)	75
Other items credited to the income statement	(82)	69
Charge to the income statement		144
Credit to the income statement	(133)
Ending balance, allowance for expected credit losses	86	221	77
Stage 2 | The Bank | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	135	42
Exchange and other adjustments	3	0
Transfers to Stage 1	(46)	(9)
Transfers to Stage 2	4	5
Transfers to Stage 3	(3)	(3)
Impact of transfers between stages	9	58
Transfer between stages	(36)	51
Other items credited to the income statement	(49)	42
Charge to the income statement		93
Credit to the income statement	(85)
Ending balance, allowance for expected credit losses	53	135	42
Stage 3 | The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	14	5
Exchange and other adjustments	0	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	7	7
Impact of transfers between stages	(4)	10
Transfer between stages	3	17
Other items credited to the income statement	(12)	(8)
Charge to the income statement		9
Credit to the income statement	(9)
Ending balance, allowance for expected credit losses	5	14	5
Stage 3 | The Bank | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	8	4
Exchange and other adjustments	0	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	4	3
Impact of transfers between stages	(2)	0
Transfer between stages	2	3
Other items credited to the income statement	(6)	1
Charge to the income statement		4
Credit to the income statement	(4)
Ending balance, allowance for expected credit losses	4	8	4
POCI | The Group | Undrawn balances
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Other items credited to the income statement	0	0
Charge to the income statement		0
Credit to the income statement	0
Ending balance, allowance for expected credit losses	£ 0	£ 0	£ 0